INCOME TAX (EXPENSE)/CREDIT (Narrative) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense	[1]	$ (266,000)	$ 201,000	$ (323,000)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense		28,000	43,000	174,000
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense		$ 238,000	$ 244,000	$ 497,000

[1]	In 2025, there was a deferred tax credit of US$28,000 (2024: credit of US$43,000) (2023: charge of US$174,000) recognised in respect of Ireland and a deferred tax credit of US$238,000 (2024: charge of US$244,000) (2023: credit of US$497,000) recognised in respect of overseas tax jurisdictions.